Note Goodwill and other intangible assets (Components of other intangible assets subject to amortization) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 72,907	$ 73,723
Finite Lived Intangible Assets Accumulated Amortization	43,398	34,786
Finite-Lived Intangible Assets, Net	29,509	38,937
Core deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Core Deposits, Gross	37,224	37,274
Finite Lived Intangible Assets Accumulated Amortization	22,347	18,624
Finite-Lived Intangible Assets, Net	14,877	18,650
Other customer relationship
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Customer Relationships, Gross	35,683	36,449
Finite Lived Intangible Assets Accumulated Amortization	21,051	16,162
Finite-Lived Intangible Assets, Net	$ 14,632	$ 20,287